UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, April 2, 2010

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $437,255 (x1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      351     7900 SH       Sole                     7900
iShares TR Russell 2000 Index  RUSSELL 2000     464287655    49586   731327 SH       Sole                   728242              3085
3M Company                     COM              88579Y101     5954    71240 SH       Sole                    71020               220
AFLAC Inc.                     COM              001055102     7639   140703 SH       Sole                   139938               765
Abbott Laboratories            COM              002824100     4952    93995 SH       Sole                    93735               260
Accenture PLC                  SHS CLASS A      G1151C101    11721   279411 SH       Sole                   277856              1555
Adobe Systems Inc.             COM              00724F101    11173   315890 SH       Sole                   314115              1775
Air Products & Chemicals Inc.  COM              009158106     6691    90484 SH       Sole                    90234               250
Alcon Inc.                     COM SHS          H01301102     8688    53775 SH       Sole                    53595               180
Automatic Data Processing Inc. COM              053015103     7918   178052 SH       Sole                   177067               985
Becton, Dickinson & Co.        COM              075887109     9587   121770 SH       Sole                   121130               640
Buckle Inc.                    COM              118440106     6962   189390 SH       Sole                   188865               525
Charles Schwab Corp.           COM              808513105     8263   442119 SH       Sole                   439394              2725
Coca-Cola Company              COM              191216100     6401   116375 SH       Sole                   116050               325
ConocoPhillips                 COM              20825C104     5832   113966 SH       Sole                   113699               267
Darden Restaurants, Inc.       COM              237194105     6950   156042 SH       Sole                   155612               430
Devon Energy Corp.             COM              25179M103     7078   109862 SH       Sole                   109182               680
Diageo PLC                     SPON ADR NEW     25243Q205     5213    77283 SH       Sole                    77053               230
Dover Corp.                    COM              260003108     8775   187708 SH       Sole                   186698              1010
Emerson Electric Company       COM              291011104     6353   126205 SH       Sole                   125875               330
Equifax Inc.                   COM              294429105     7510   209770 SH       Sole                   208650              1120
GlaxoSmithKline PLC            SPONSORED ADR    37733W105     5451   141503 SH       Sole                   141133               370
Hasbro Inc.                    COM              418056107     8256   215665 SH       Sole                   215065               600
Illinois Tool Works, Inc.      COM              452308109     5983   126338 SH       Sole                   125978               360
Intel Corporation              COM              458140100    14893   668125 SH       Sole                   665295              2830
Intuit Inc                     COM              461202103     9472   275980 SH       Sole                   274530              1450
Jack Henry & Associates Inc.   COM              426281101     7823   325160 SH       Sole                   324235               925
Johnson & Johnson              COM              478160104     7862   120584 SH       Sole                   120249               335
Lotus Pharmaceuticals Inc.     COM              545715104       25    16000 SH       Sole                    16000
Microsoft Corporation          COM              594918104    16434   561138 SH       Sole                   558703              2435
Nike Inc.                      CL B             654106103    10127   137780 SH       Sole                   137055               725
Norfolk Southern Corp.         COM              655844108     7683   137465 SH       Sole                   137065               400
Paychex Inc.                   COM              704326107     5704   185671 SH       Sole                   185121               550
PepsiCo Incorporated           COM              713448108     8249   124678 SH       Sole                   124028               650
Procter & Gamble Co.           COM              742718109     7309   115521 SH       Sole                   115201               320
Sigma-Aldrich Corp.            COM              826552101     9588   178679 SH       Sole                   177659              1020
Spectra Energy Corp.           COM              847560109     5973   265097 SH       Sole                   263642              1455
Staples Inc.                   COM              855030102     8946   382174 SH       Sole                   379904              2270
Stryker Corp                   COM              863667101     7670   134037 SH       Sole                   133212               825
Synaptics Inc.                 COM              87157D109     6569   237925 SH       Sole                   236625              1300
Sysco Corporation              COM              871829107    14480   490858 SH       Sole                   488593              2265
TJX Companies, Inc.            COM              872540109    10270   241529 SH       Sole                   240224              1305
United Technologies Corp.      COM              913017109    10177   138260 SH       Sole                   137515               745
VF Corp.                       COM              918204108     8646   107874 SH       Sole                   107554               320
Varian Medical Systems Inc.    COM              92220P105     9456   170907 SH       Sole                   170082               825
Verizon Communications Inc.    COM              92343V104     6344   204518 SH       Sole                   203943               575
Walt Disney Co.                COM              254687106    12944   370785 SH       Sole                   368715              2070
Waste Management Inc.          COM              94106L109     5697   165459 SH       Sole                   165029               430
Waters Corp.                   COM              941848103    11630   172191 SH       Sole                   171236               955